As filed with the Securities and Exchange Commission on August 28, 2003
                                             Securities Act File No. 333-48456
                                     Investment Company Act File No. 811-10183

--------------------------------------------------------------------------------

                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                        FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                    -

                  Pre-Effective Amendment No.
                                              ---

                  Post-Effective Amendment No.   11                 X
                                               -------              -

             REGISTRATION STATEMENT UNDER THE INVESTMENT
                        COMPANY ACT OF 1940                         X
                                                                    --

                  Amendment No.   13

                           MET INVESTORS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                      ------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (800) 848-3854
       ------------------------------------------------------------------

                               Elizabeth M. Forget
                            -------------------------
                                    President
                           Met Investors Series Trust
            22 Corporate Plaza Drive, Newport Beach, California 92660
      --------------------------------------------------------------------
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                                   Copies to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                     1666 K St., N.W. Washington, D.C. 20006
             ------------------------------------------------------

It is proposed that this filing will become effective:

__       immediately upon filing pursuant to paragraph (b)

____     on ________ pursuant to paragraph (b)
    _    60 days after filing pursuant to paragraph (a)(1)
___      on ____________ pursuant to paragraph (a)(1)
X__       75 days after filing pursuant to paragraph (a)(2)
         on November 21, 2003 pursuant to paragraph (a)(2) of Rule 485
   __ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
-----------------------------------------



The Registrant hereby declares its intention to register an indefinite number of shares of Met/American Growth Portfolio, Met/American International Portfolio, Met/American Growth-Income Portfolio and Met/American Bond Portfolio. The Registrant has previously filed a declaration of indefinite registration of shares of beneficial interest of its J.P. Morgan Quality Bond Portfolio, J.P. Morgan Small Cap Stock Portfolio (currently known as Met/Putnam Capital Opportunities Portfolio), J.P. Morgan Select Equity Portfolio, Lord Abbett Bond Debenture Portfolio, Lord Abbett Mid-Cap Value Portfolio, Lord Abbett Growth and Income Portfolio, PIMCO Total Return Portfolio, PIMCO Money Market Portfolio, PIMCO Innovation Portfolio, Oppenheimer Capital Appreciation Portfolio, Met/Putnam Research Portfolio, MFS Mid Cap Growth Portfolio (currently known as
T. Rowe Price Mid-Cap Growth Portfolio), MFS Research International Portfolio, Janus Aggressive Growth Portfolio, Lord Abbett Growth Opportunities Portfolio, Met/AIM Small Cap Growth Portfolio, Met/AIM Mid Cap Core Equity Portfolio, State Street Concentrated International Portfolio (currently known as Harris Oakmark International Portfolio), Third Avenue Small Cap Value Portfolio, Lord Abbett America's Value Portfolio and PIMCO Inflation Protected Bond Portfolio.

The filing incorporates by reference the information contained in Post-Effective Amendment No. 10 to its registration statement as filed with the Securities and Exchange Commission on May 1, 2003 as Accession #0000908737-03-000222.














                                  [FRONT COVER]




                           Met Investors Series Trust



                         Met/American Growth Portfolio
                       Met/American Growth-Income Portfolio
                      Met/American International Portfolio
                          Met/American Bond Portfolio

                           Class A, B, C and E Shares
                                  ======      =


                                   Prospectus


                                __________, 2003


   Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange
    Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.





                                                           Table of Contents

                                                                                                              Page




INTRODUCTION.........................................................................................     ........3
         Understanding the Trust..................................................................................3
         Understanding the Portfolios..................................................................... .......3
THE PORTFOLIOS............................................................................................. ......5
         Investment Summary................................................................................... ...5
                  Met/American Growth Portfolio.............................................................  ....7
                  Met/American Growth-Income Portfolio......................................................... .10
                  Met/American International Portfolio.....................................................  ....13
                  Met/American Bond Portfolio................................................................  ..16
         Primary Risks of Investing in the Portfolios.....................................................  .....19
         Additional Investment Strategies................................................................... ....22
         Management.......................................................................................... ...23
                  The Portfolios' Manager................................................................... ....24
                  The Master Funds' Investment Adviser...........................................................24
YOUR INVESTMENT.............................................................................................. ...30
         Shareholder Information........................................................................... .....30
         Dividends, Distributions and Taxes................................................................. ....30
         Sales and Purchases of Shares....................................................................... ...32
 FOR MORE INFORMATION............................................................................................34


        INTRODUCTION

        Understanding the Trust


               Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of twenty-five managed investment portfolios or mutual funds, only four of which are offered through this Prospectus (the "Portfolios"). Each of the four Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.


  Investing Through a Variable Insurance Contract


     Class A, Class B, Class C and Class E shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts").


     As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

     A particular Portfolio or class of a Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios and classes available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.





[SIDE BAR:

     Please see the Contracts prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

        Understanding the Portfolios


Master-Feeder Structure

     Each Portfolio described in this Prospectus operates as a "feeder fund" which means that the Portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. Each Portfolio has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series ("American Funds") (each a "Master Fund"). Each Master Fund may have other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. Each Portfolio will purchase Class 2 shares of its corresponding Master Fund as set forth below:

         Trust Portfolio                             American Funds Master Fund

         Met/American Growth Portfolio               Growth Fund
         Met/American Growth-Income Portfolio        Growth-Income Fund
         Met/American International Portfolio        International Fund
         Met/American Bond Portfolio                 Bond Fund



     THE PROSPECTUS FOR THE AMERICAN FUNDS MASTER FUNDS IS DELIVERED TOGETHER WITH THIS PROSPECTUS. The statement of additional information of the American Funds Master Funds is available upon request as described on the back cover.

     After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio and its corresponding Master Fund, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.



THE PORTFOLIOS

        Investment Summary

Each Portfolio's summary discusses the following :

o        Investment Objective

                  What is the Portfolio's investment goal?

o        Principal Investment Strategy

          How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

o        Primary Risks

                  What are the specific risks of investing in the Portfolio?

o        Past Performance

                  How well has the Portfolio performed over time?

o        Fees and Expenses

                  What is the cost of investing in the Portfolio?

     [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.


     Each Portfolio has a stated investment objective which is the same as the objective of the corresponding Master Fund in which it invests. Each Master Fund pursues this investment objective through separate investment strategies or policies. There can be no assurance that the Portfolio or its Master Fund will achieve its investment objective.

     In addition to its principal investment strategy, each Portfolio and corresponding Master Fund may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio or Master Fund and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio or Master Fund may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus and in the statement of additional information of the Master Funds.

     [SIDE BAR: A Master Fund's investment adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Master Fund must meet redemptions, or for other investment reasons. A Portfolio will redeem shares of its corresponding Master Fund when the Portfolio must meet redemptions.]


     Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.


     The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of the Portfolio's Manager.


     The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.






                               Met/American Growth Portfolio



Investment Objective:


To seek to achieve growth of capital.


Principal Investment Strategy:




     The Met/American Growth Portfolio invests all of its assets in Class 2 shares of the Growth Fund, a series of American Funds (the "Growth Fund"). The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada and not included in the Standard & Poor's 500 Composite Index ("S&P 500 Index").

Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk


o        Investment style risk


Past Performance:

     The Portfolio commenced operations on the date of this Prospectus. No performance information is currently available.

         For information on the Growth Fund's performance, see page _____.



[SIDE BAR:

         Portfolio Management of the Growth Fund:

o        Capital Research and Management Company
         see page __

Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the fiscal year ended December 31, 2003 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from
 Portfolio assets)*




             ------------------------------------ ------------------ ------------------- -------------------- -------------------

                                                       Class A            Class B              Class C             Class E

             ------------------------------------ ------------------ ------------------- -------------------- -------------------
             ------------------------------------ ------------------ ------------------- -------------------- -------------------



             Management Fees                            0.38%              0.38%                0.38%               0.38%
             ===============                            =====              =====                =====               =====

             ------------------------------------ ------------------ ------------------- -------------------- -------------------
             ------------------------------------ ------------------ ------------------- -------------------- -------------------

             Distribution and/or Service                0.25%              0.50%                0.55%               0.40%
             ============================               =====              =====                =====               =====
             (12b-1) Fees
             ============

             ------------------------------------ ------------------ ------------------- -------------------- -------------------
             ------------------------------------ ------------------ ------------------- -------------------- -------------------

             Other Expenses(1)                          0.07%              0.07%                0.07%               0.07%
             =================                          =====              =====                =====               =====

             ------------------------------------ ------------------ ------------------- -------------------- -------------------
             ------------------------------------ ------------------ ------------------- -------------------- -------------------

             Total Annual Portfolio Operating           0.70%              0.95%                1.00%               0.85%
             =================================          =====              =====                =====               =====
             Expenses(1)

             ------------------------------------ ------------------ ------------------- -------------------- -------------------



*The table and the Example below reflect the aggregate annual operating expenses of the Portfolio and the Growth Fund. The Growth Fund's fees and expenses are for the fiscal year ended December 31, 2002.

(1) Met Investors Advisory LLC (the "Manager") has agreed to voluntarily waive 0.05% of the Portfolio's Other Expenses. 0.02% of such Other Expenses are attributable to the Growth Fund. Such voluntary waiver may be discontinued at any time. Giving effect to such waiver, Total Annual Portfolio Operating Expenses for Class A, B, C and E shares would be 0.65%, 0.90%, 0.95% and 0.80%, respectively.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.



     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.



        Example of Portfolio Expenses


-------------------- --------------------- ---------------------- --------------------- ----------------------

                           Class A                Class B               Class C                Class E

-------------------- --------------------- ---------------------- --------------------- ----------------------
-------------------- --------------------- ---------------------- --------------------- ----------------------



1 Year                       $72                    $97                   $103                   $87

======                       ===                    ===                   ====                   ===

-------------------- --------------------- ---------------------- --------------------- ----------------------
-------------------- --------------------- ---------------------- --------------------- ----------------------

3 Years                      $225                  $304                   $320                  $272
=======                      ====                  ====                   ====                  ====

-------------------- --------------------- ---------------------- --------------------- ----------------------


                             Met/American Growth-Income Portfolio


Investment Objective:

To seek to achieve growth of capital and provide income over time.

Principal Investment Strategy:

     The Met/American Growth-Income Portfolio invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Funds (the "Growth-Income Fund"). The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest a portion of its assets in securities of issuers domiciled outside the U.S. and not included in the S&P 500 Index.


Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:


     The Portfolio commenced operations on the date of this Prospectus. No performance information is currently available.






     For information on the Growth-Income Fund's performance, see page _____.



[SIDE BAR:


         Portfolio Management of the Growth-Income Fund:

o        Capital Research and Management Company
         see page __






Fees and Expenses:


     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the fiscal year ended December 31, 2003 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.


Shareholder Transaction Expenses - None


     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)*




             ------------------------------------ ------------------ ------------------- -------------------- -------------------

                                                        Class A            Class B              Class C             Class E
                                                        -------            -------              =======             =======

             ------------------------------------ ------------------ ------------------- -------------------- -------------------
             ------------------------------------ ------------------ ------------------- -------------------- -------------------



            Management Fees                             0.34%              0.34%               0.34%               0.34%
                         ====                           =====               =====               =====               ==

             ------------------------------------ ------------------ ------------------- -------------------- -------------------
             ------------------------------------ ------------------ ------------------- -------------------- -------------------

             Distribution and/or Service               0.25%              0.50%               0.55%               0.40%
             ============================               =====               =====               =====               ===

             (12b-1) Fees
             ------------------------------------ ------------------ ------------------- -------------------- -------------------
             ------------------------------------ ------------------ ------------------- -------------------- -------------------

             Other Expenses(1)                         0.06%              0.06%               0.06%               0.06%
                           ===                          =====               =====               =====               ===


             Total Annual Portfolio Operating          0.65%              0.90%               0.95%               0.80%
                                                        =====               =====               =====               ===
             Expenses(1)

             ------------------------------------ ------------------ ------------------- -------------------- -------------------



*The table and the Example below reflect the aggregate annual operating expenses of the Portfolio and the Growth-Income Fund. The Growth-Income Fund's fees and expenses are for the fiscal year ended December 31, 2002.

(1) The Manager has agreed to voluntarily waive 0.05% of the Portfolio's Other Expenses. 0.01% of such Other Expenses are attributable to the Growth-Income Fund. Such voluntary waiver may be discontinued at any time. Giving effect to such waiver, Total Annual Portfolio Operating Expenses for Class A, B, C and E shares would be 0.60%, 0.85%, 0.91% and 0.75%, respectively.


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.


     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses


-------------------- --------------------- ---------------------- --------------------- ----------------------

                           Class A                Class B               Class C                Class E

-------------------- --------------------- ---------------------- --------------------- ----------------------
-------------------- --------------------- ---------------------- --------------------- ----------------------



1 Year                       $67                    $92                   $97                    $82
======                       ===                    ===                   ===                    ===

-------------------- --------------------- ---------------------- --------------------- ----------------------
-------------------- --------------------- ---------------------- --------------------- ----------------------

3 Years                      $209                  $288                   $304                  $256
=======                      ====                  ====                   ====                  ====

-------------------- --------------------- ---------------------- --------------------- ----------------------


                           Met/American International Portfolio


Investment Objective:

To seek to achieve growth of capital.

Principal Investment Strategy:

     The Met/American Portfolio invests all of its assets in the Class 2 shares of International Fund, a series of American Funds (the "International Fund"). The International Fund invests primarily in common stocks of companies located outside the United States.

Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

     The Portfolio commenced operations on the date of this Prospectus. No performance information is currently available.

     For information on the International Fund's performance, see page _____.



[SIDE BAR:

         Portfolio Management of the International Fund:

o        Capital Research and Management Company
     see page __



Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the fiscal year ended December 31, 2003 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None



Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)*


             ------------------------------------ ------------------ ------------------- -------------------- -------------------

                                                       Class A            Class B              Class C             Class E

             ------------------------------------ ------------------ ------------------- -------------------- -------------------
             ------------------------------------ ------------------ ------------------- -------------------- -------------------


            Management Fees                            0.57%              0.57%                0.57%               0.57%
             ===============                            =====              =====                =====               =====

             ------------------------------------ ------------------ ------------------- -------------------- -------------------
             ------------------------------------ ------------------ ------------------- -------------------- -------------------

             Distribution and/or Service                0.25%              0.50%                0.55%               0.40%
             ============================               =====              =====                =====               =====
             (12b-1) Fees
             ============

             ------------------------------------ ------------------ ------------------- -------------------- -------------------
             ------------------------------------ ------------------ ------------------- -------------------- -------------------

             Other Expenses(1)                          0.11%              0.11%                0.11%               0.11%
             =================                          =====              =====                =====               =====

             ------------------------------------ ------------------ ------------------- -------------------- -------------------
             ------------------------------------ ------------------ ------------------- -------------------- -------------------

             Total Annual Portfolio Operating           0.93%              1.18%                1.23%               1.08%
             =================================          =====              =====                =====               =====
             Expenses(1)




*The table and the Example below reflect the aggregate annual operating expenses of the Portfolio and the International Fund. The International Fund's fees and expenses are for the fiscal year ended December 31, 2002.

(1) The Manager has agreed to voluntarily waive 0.05% of the Portfolio's Other Expenses. 0.06% of such Other Expenses are attributable to the International Fund. Such voluntary waiver may be discontinued at any time. Giving effect to such waiver, Total Annual Portfolio Operating Expenses for Class A, B, C and E shares would be 0.88%, 1.13%, 1.18% and 1.03%, respectively.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses


-------------------- --------------------- ---------------------- --------------------- ----------------------

                           Class A                Class B               Class C                Class E

-------------------- --------------------- ---------------------- --------------------- ----------------------
-------------------- --------------------- ---------------------- --------------------- ----------------------



1 Year                       $95                   $121                   $126                  $111
======                       ===                   ====                   ====                  ====

-------------------- --------------------- ---------------------- --------------------- ----------------------
-------------------- --------------------- ---------------------- --------------------- ----------------------

3 Years                      $298                  $377                   $393                  $345
=======                      ====                  ====                   ====                  ====

-------------------- --------------------- ---------------------- --------------------- ----------------------


                                      Met/American Bond Portfolio


Investment Objective:

To seek to maximize shareholders' level of current income and preserve capital.

Principal Investment Strategy:

     The Met/American Bond Portfolio invests all of its assets in the Class 2 shares of the Bond Fund, a series of American Funds (the "Bond Fund"). Normally, the Bond Fund invests at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents and may include certain preferred securities. The Bond Fund will normally invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A or better by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Service ("S&P") or in unrated securities that are determined to be of equivalent quality. The Bond Fund will invest at least 65% of its assets in debt securities (including cash and cash equivalents) rated Baa or BBB or better by Moody's or S&P, or in unrated securities, that are determined to be of equivalent quality. The Bond Fund may invest up to 35% of its assets in bonds rated Ba and BB or below by Moody's or S&P, respectively, or unrated but determined to be of equivalent quality. The Fund may also invest up to 20% of its assets in preferred stocks, including convertible and non-convertible preferred stocks.

Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page ___, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk


Past Performance:

     The Portfolio will commence operations on the date of this Prospectus. No performance information is currently available.

         For information on the Bond Fund's performance, see page _____.

[SIDE BAR:

         Portfolio Management of the Bond Fund:

o        Capital Research and Management Company
         see page __

Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the fiscal year ended December 31, 2003 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)*





             ------------------------------------ ------------------ ------------------- -------------------- -------------------

                                                       Class A            Class B              Class C             Class E

             ------------------------------------ ------------------ ------------------- -------------------- -------------------
             ------------------------------------ ------------------ ------------------- -------------------- -------------------


             Management Fees                            0.47%              0.47%                0.47%               0.47%
             ===============                            =====              =====                =====               =====

             ------------------------------------ ------------------ ------------------- -------------------- -------------------
             ------------------------------------ ------------------ ------------------- -------------------- -------------------

             Distribution and/or Service                0.25%              0.50%                0.55%               0.40%
             ============================               =====              =====                =====               =====
             (12b-1) Fees
             ============

             ------------------------------------ ------------------ ------------------- -------------------- -------------------
             ------------------------------------ ------------------ ------------------- -------------------- -------------------

             Other Expenses(1)                          0.07%              0.07%                0.07%               0.07%
             =================                          =====              =====                =====               =====

             ------------------------------------ ------------------ ------------------- -------------------- -------------------
             ------------------------------------ ------------------ ------------------- -------------------- -------------------

             Total Annual Portfolio Operating           0.79%              1.04%                1.09%               0.94%
             =================================          =====              =====                =====               =====
             Expenses(1)

             ------------------------------------ ------------------ ------------------- -------------------- -------------------



*The table and the Example below reflect the aggregate annual operating expenses of the Portfolio and the Bond Fund. The Bond Fund's fees and expenses are for the fiscal year ended December 31, 2002.

(1) The Manager has agreed to voluntarily waive 0.05% of the Portfolio's Other Expenses. 0.02% of such Other Expenses are attributable to the Bond Fund. Such voluntary waiver may be discontinued at any time. Giving effect to such waiver, Total Annual Operating Expenses for Class A, B, C and E shares would be 0.74%, 0.99%, 1.04% and 0.89%, respectively.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.




         Example of Portfolio Expenses




-------------------- --------------------- ---------------------- --------------------- ----------------------

                           Class A                Class B               Class C                Class E
                           -------                -------               =======                =======

-------------------- --------------------- ---------------------- --------------------- ----------------------
-------------------- --------------------- ---------------------- --------------------- ----------------------



1 Year                       $81                  $107                  $112                   $96
                              ===                   ====                  ====                   =

-------------------- --------------------- ---------------------- --------------------- ----------------------
-------------------- --------------------- ---------------------- --------------------- ----------------------

3 Years                     $253                  $333                  $348                  $301
                             ====                   ====                  ====                  ==

-------------------- --------------------- ---------------------- --------------------- ----------------------




         Primary Risks of Investing in the Portfolios



     One or more of the following primary risks may apply to your Portfolio as a result of the investments made by its corresponding Master Fund. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please refer to the Master Funds' prospectus and statement of additional information for a further discussion of the risks that may apply to the Master Funds. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from its objective, which are not described here.


Market Risk


     A Master Fund's share price and, consequently, a Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Master Fund's investment adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Master Fund could also miss attractive investment opportunities if its investment adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the investment adviser overweights fixed income markets or industries where there are significant declines.

     Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Master Fund's shares.


Interest Rate Risk


     The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If a Master Fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

     Increase rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Master Fund's fixed income investments will affect the volatility of the Master Fund's share price, and consequently, a Portfolio's share price.

     Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

     Investment in mortgage-related securities are also subject to special risks of prepayment. Pre-payment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage-obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause a Master Fund to lose a portion of its principal investment represented by the premium the Master Fund paid.

     If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Master Fund's shares to fluctuate more.


Credit Risk


     The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If a Master Fund invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Master Fund, and, with respect to repurchase agreements, a Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Master Fund or Portfolio. Such third party may be unwilling or unable to honor its financial obligations.


High Yield Debt Security Risk


     High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Master Fund with high yield debt securities may be more susceptible to credit risk and market risk than a Master Fund that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Master Fund's investment adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

     You should understand that high yield securities are not generally meant for short-term investing. When a Master Fund invests in high yields securities it generally seeks to receive a correspondingly higher turn to compensate it for the additional credit risk and market risk it has assumed.


Foreign Investment Risk

     Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

     o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

     o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

     o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

     o    Foreign  markets  may be less  liquid  and  more  volatile  than  U.S.
          markets.


     o Foreign securities often trade in currencies other than the U.S. dollar, and a Master Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Master Fund's net asset value (and as a result a Portfolio's net asset value), the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Master Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Master Fund's foreign currency or securities holdings.


     o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk


     Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Master Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.


Investment Style Risk


     Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Master Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

        Additional Investment Strategies

     In addition to the principal investment strategies discussed in each Portfolio's Investment Summary, the Portfolio may at times invest a portion of its assets in repurchase agreements which are described below. The SAI provides a more detailed discussion of repurchase agreements. The use of repurchase agreements may involve risks. The Portfolio is not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.








     In addition to the principal investment strategies discussed in each Portfolio's Investment Summary, each Master Fund may at times invest a portion of its assets in the investment strategies described below. Additional information on these and other investment strategies and techniques of the Master Funds are set forth in the statement of additional information of the Master Funds, which is available upon request.

     Repurchase Agreements. Repurchase agreements involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.


     Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.






     High Yield Debt Securities. The Growth Fund, Growth-Income Fund and International Fund may invest up to 10%, 5% and 5%, respectively of each Fund's assets in non-convertible debt securities rated Ba and BB or below by Moody's or S&P, respectively, or in unrated securities that are determined to be of equivalent quality. Such investments are subject to High Yield Debt Security Risk as discussed in "Primary Risks of Investing in the Portfolio."

     Foreign Securities. The Bond Fund may also invest up to 20% of its assets in non-U.S. dollar denominated securities. Such investments are subject to Foreign Investment Risk as discussed in "Primary Risks of Investing in the Portfolios."

     Small and Medium-Sized Companies. Each of the Master Funds may purchase the securities of small and medium-sized issuers. Such investments are subject to Market Capitalization Risk as discussed in "Primary Risks of Investing in the Portfolios."

     Defensive Investments. Under adverse market or economic conditions, a Master Fund could invest for temporary defensive purposes some or all of its assets in cash or money market securities or utilize other investment strategies that may be inconsistent with the Master Fund's principal investment strategy. These measures could reduce the benefit from an upswing in the market or prevent the Master Fund from meeting its investment objective.






        Management


     The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager is expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of each Master Fund's assets by its investment adviser.

     Each Portfolio and its corresponding Master Fund expect to maintain consistent investment objectives, but if the Master Fund does not, a Portfolio may withdraw from the Master Fund, receiving either cash or securities in exchange for its interest in the Master Fund. The Trust's Board of Trustees would then consider whether a Portfolio should hire its own investment adviser, invest in a different master fund, or take other action in the best interest of shareholders.


     Information about the Trustees and executive officers of the Trust is contained in the SAI.






        The Portfolios' Manager

     Met Investors Advisory LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of the Portfolio. The Manager selects the Master Funds in which the Portfolios will invest and monitors each Master Fund's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

     The Manager receives no compensation for its services to the Portfolios. In the event that a Portfolio were to withdraw from a Master Fund and invest its assets directly in investment securities, the Manager would retain the services of a sub-adviser and would receive a management fee at an annual rate of percentage of the assets of each Portfolio as follows:




                                 Portfolio                    Advisory Fee

    ------------------------------------------------------- ---------------------------------



   Met/American Growth Portfolio                           0.75%

    ------------------------------------------------------- ---------------------------------
    ------------------------------------------------------- ---------------------------------

    Met/American Growth-Income Portfolio                    0.75%

    ------------------------------------------------------- ---------------------------------
    ------------------------------------------------------- ---------------------------------

    Met/American International Portfolio                    0.90%

    ------------------------------------------------------- ---------------------------------
    ------------------------------------------------------- ---------------------------------

    Met/American Bond Portfolio                             0.50%

    ------------------------------------------------------- ---------------------------------


     The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated sub-adviser for the Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing sub-adviser or as an additional sub-adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing sub-adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the sub-adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new sub-adviser that normally is provided in a proxy statement. The American Funds have also received a similar "manager of managers" exemptive order. See the American Funds' Master Funds prospectus.



         The Master Funds' Investment Adviser

     Under the terms of the agreement between the investment adviser and the Master Fund's trust, the investment adviser develops a plan for investing the assets of the Master Fund, selects the assets to be purchased and sold by the Master Fund, selects the broker-dealer or broker-dealers through which the Master Fund will buy and sell its assets, and negotiates the payment of commissions, if any, to those broker-dealers. Day-to-day management of the investments in the Master Funds is the responsibility of the investment adviser's portfolio counselors. The portfolio counselors of the Master Funds are indicated below following a brief description of the investment adviser.

CAPITAL RESEARCH AND MANAGEMENT COMPANY ("CRMC"), 333 South Hope Street, Los Angeles, California 90071, is the investment adviser to each of the Master Funds and other mutual funds including other series of the American Funds. CRMC, an experienced investment management organization founded in 1931, is a wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2002, CRMC had in excess of $350 billion in assets under management.



     The total management fee paid by each Master Fund, as a percentage of average net assets, for the fiscal year ended December 31, 2002 is as follows:







Master Fund                                                  Management Fee





Growth Fund                                                  0.38%

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Growth-Income Fund                                           0.34%

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

International Fund                                           0.57%

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Bond Fund                                                    0.47%

------------------------------------------------------------ ---------------------------------------------------------





     CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a Master Fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a Master Fund's objective(s) and policies and by CRMC's investment committee. In addition, CRMC's research professionals may make investment decisions with respect to a portion of a Master Fund's portfolio. The primary portfolio counselors for each Master Fund are listed below.






Growth Fund



---------------------------- ---------------------------- -----------------------------------

Portfolio Counselor for      Primary Title with Adviser   Years of Experience as Portfolio
the Fund                     (or affiliate)               Counselor (and research
                                                          professional, if
                                                          applicable)(approximate)

---------------------------- ---------------------------- -----------------------------------
---------------------------- ---------------------------- -----------------------------------


Donald D. O'Neal             Senior Vice President, CRMC  12 years (plus 4 years prior
================             ===========================  =============================
                                                          experience as a research
                                                          professional for the Fund)

---------------------------- ---------------------------- -----------------------------------
---------------------------- ---------------------------- -----------------------------------

Gordon Crawford              Senior Vice President and    9 years (plus 5 years prior
===============              ==========================   ===========================
                             Director, CRMC               experience as a research
                                                          professional for the Fund)

---------------------------- ---------------------------- -----------------------------------
---------------------------- ---------------------------- -----------------------------------

James E. Drasdo              Senior Vice President, CRMC  16 years
===============              ===========================  ========

---------------------------- ---------------------------- -----------------------------------
---------------------------- ---------------------------- -----------------------------------

J. Blair Frank               Vice President, Capital      3 years (plus 3 years prior
                             Research Company             experience as a research
                                                          professional for the Fund)

---------------------------- ---------------------------- -----------------------------------






PERFORMANCE OF MASTER FUND

     The Met/American Growth Portfolio and its corresponding Master Fund have the same investment objectives, policies, and strategies. Since the Portfolio commenced operations on the date of this Prospectus, it does not have any operating history. Performance information regarding the Master Fund, on which the Portfolio's performance will be based, is presented. Such performance information has been adjusted to reflect the estimated expenses for the year ended December 31, 2003 (without expense waivers) of the Class C shares of the Portfolio, which include a Rule 12b-1 fee of 0.30% of average daily net assets. The Portfolio's Class A shares have no Rule 12b-1 fee and its Class B shares and Class E shares have Rule 12b-1 fees of 0.25% and 0.15%, respectively. If Class A, Class B or Class E shares were utilized for this calculation, performance of the Growth Fund would have been higher. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of each class of the Portfolio and the Master Fund will vary.

     The table below compares the Growth Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the S&P 500 Index. The S&P 500 Index is a market capitalization-weighted, unmanaged index based on the average weighted performance of 500 widely held common stocks. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.




-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------

                                                           1 Year                 5 Year               10 Year
                                                                                                        ======


-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------



Growth Fund -                                           -24.76%                6.26%                11.73%

Class 2 shares

-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------

S&P 500 Index                                           -22.09%                -0.58%               9.34%


-------------------------------------------------- ----------------------- ---------------------- --------------------






Growth-Income Fund



------------------------------- ---------------------------- ----------------------------------

Portfolio Counselor             Primary Title with Adviser   Years of Experience as Portfolio
for the Fund                    (or affiliate)               Counselor (and research
                                                             professional, if
                                                             applicable)(approximate)

------------------------------- ---------------------------- ----------------------------------
------------------------------- ---------------------------- ----------------------------------



James K. Dunton                 Senior Vice President and    19 years (since the Fund began
                                Director, CRMC               operations)

------------------------------- ---------------------------- ----------------------------------
------------------------------- ---------------------------- ----------------------------------

Alan N. Berro                   Senior Vice President,       7 years (plus 4 years prior
=============                   =======================      ===========================
                                Capital Research Company     experience as a research
                                =========================    ========================
                                                             professional for the Fund)

------------------------------- ---------------------------- ----------------------------------
------------------------------- ---------------------------- ----------------------------------

Claudia P. Huntington           Senior Vice President, CRMC  9 years (plus 5 years prior
=====================           ===========================  ===========================
                                                             experience as a research
                                                             professional for the Fund)

------------------------------- ---------------------------- ----------------------------------
------------------------------- ---------------------------- ----------------------------------

Robert G. O'Donnell             Senior Vice President and    13 years (plus 1 year prior
===================             ==========================   ===========================
                                Director, CRMC               experience as a research
                                                             professional for the Fund)

------------------------------- ---------------------------- ----------------------------------
------------------------------- ---------------------------- ----------------------------------

C. Ross Sappenfield             Vice President and           4 years
===================             ===================          =======
                                Director, Capital Research
                                ==========================
                                Company
                                =======

------------------------------- ---------------------------- ----------------------------------


PERFORMANCE OF MASTER FUND

     The Met/American Growth-Income Portfolio and its corresponding Master Fund have the same investment objectives, policies, and strategies. Since the Portfolio commenced operations on the date of this Prospectus, it does not have any operating history. Performance information regarding the Master Fund, on which the Portfolio's performance will be based, is presented. Such performance information has been adjusted to reflect the estimated expenses for the year ended December 31, 2003 (without expense waivers) of the Class C shares of the Portfolio, which has a Rule 12b-1 fee of 0.30% of average daily net assets. The Portfolio's Class A shares have no Rule 12b-1 fee and its Class B shares and Class E shares have Rule 12b-1 fees of 0.25% and 0.15%, respectively. If Class A, Class B or Class E shares were utilized for this calculation, performance of the Growth-Income would have been higher. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of each class of the Portfolio and the Master Fund will vary.

     The table below compares the Growth-Income Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------

                                                           1 Year                 5 Year               10 Year
                                                                                                        ======


-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------



Growth-Income Fund -                                     -18.64%                3.19%                10.01%
Class 2 shares



S&P 500 Index                                             -22.09%                -0.58%               9.34%








International Fund



---------------------------- ---------------------------- -----------------------------------

Portfolio Counselor for      Primary Title with Adviser   Years of Experience as Portfolio
the Fund                     (or affiliate)               Counselor (and research
                                                          professional, if
                                                          applicable)(approximate)

---------------------------- ---------------------------- -----------------------------------
---------------------------- ---------------------------- -----------------------------------


Robert W. Lovelace           Chairman and Principal       9 years
==================           =======================      =======
                             Executive Officer, Capital
                             ==========================
                             Research Company
                             ================

---------------------------- ---------------------------- -----------------------------------
---------------------------- ---------------------------- -----------------------------------

Alwyn Heong                  Senior Vice President,       7 years
                             Capital Research Company

---------------------------- ---------------------------- -----------------------------------
---------------------------- ---------------------------- -----------------------------------

Darcy B. Kopcho              Director, CRMC               1 year (plus 5 years prior
                                                          experience as a research
                                                          professional for the Fund)

---------------------------- ---------------------------- -----------------------------------



PERFORMANCE OF MASTER FUND

     The Met/American International Portfolio and its corresponding Master Fund have the same investment objectives, policies, and strategies. Since the Portfolio commenced operations on the date of this Prospectus, it does not have any operating history. Performance information regarding the Master Fund, on which the Portfolio's performance will be based, is presented. Such performance information has been adjusted to reflect the estimated expenses for the year ended December 31, 2003 (without expense waivers) of the Class C shares of the Portfolio, which include a Rule 12b-1 fee of 0.30% of average daily net assets. The Portfolio's Class A shares have no Rule 12b-1 fee and its Class B shares and Class E shares have Rule 12b-1 fees of 0.25% and 0.15%, respectively. If Class A, Class B or Class E shares were utilized for this calculation, performance of the International Fund would have been higher. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of each class of the Portfolio and the Master Fund will vary.

     The table below compares the Growth Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Morgan Stanley Capital International Europe, Australasia, Far East Index, ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.




-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------

                                                           1 Year                 5 Year               10 Year
                                                                                                        ======


-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------


International Fund -                                     -15.14%                2.20%                7.95%
Class 2 shares

-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------




-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------

MSCI EAFE                                                -15.66%                -2.61%               4.30%


-------------------------------------------------- ----------------------- ---------------------- --------------------





Bond Fund



Portfolio Counselor for the     Primary Title with Adviser   Years of Experience as Portfolio
Fund                            (or affiliate)               Counselor (and research
                                                             professional, if
                                                             applicable)(approximate)



Abner D. Goldstine              Senior Vice President and    7 years (since the Fund began
==================              ==========================   ==============================
                                Director                     operations)

------------------------------- ---------------------------- ----------------------------------
------------------------------- ---------------------------- ----------------------------------

John H. Smet                    Senior Vice President        7 years (since the Fund began
============                    ======================       =============================
                                                             operations)
                                                             ===========

------------------------------- ---------------------------- ----------------------------------
------------------------------- ---------------------------- ----------------------------------

David C. Barclay                Senior Vice President and    5 years
================                ==========================   =======
                                Director
                                ========

------------------------------- ---------------------------- ----------------------------------




PERFORMANCE OF MASTER FUND

     The Met/American Bond Portfolio and its corresponding Master Fund have the same investment objectives, policies, and strategies. Since the Portfolio commenced operations on the date of this Prospectus, it does not have any operating history. Performance information regarding the Master Fund, on which the Portfolio's performance will be based, is presented. Such performance information has been adjusted to reflect the estimated expenses for the year ended December 31, 2003 (without expense waivers) of the Class C shares of the Portfolio, which has a Rule 12b-1 fee of 0.30% of average daily net assets. The Portfolio's Class A shares have no Rule 12b-1 fee and its Class B shares and Class E shares have Rule 12b-1 fees of 0.25% and 0.15%, respectively. If Class A, Class B or Class E shares were utilized for this calculation, performance of the Bond Fund would have been higher. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of each class of the Portfolio and the Master Fund will vary.

     The table below compares the Bond Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/02 with the Citigroup Broad Investment-Grade (BIG) Bond Index, a market capitalization-weighted index that includes Treasury, government-sponsored, mortgage and investment grade fixed-rate corporate bonds with a maturity of one year or longer. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.




-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/02
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------

                                                           1 Year                 5 Year          Since Inception on
                                                                                                                 ====
                                                                                                        1/2/96


-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------


Bond Fund -                                               3.75%                 4.35%                5.29%
Class 2 shares

-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------

Citigroup BIG Index                                      10.09%                 7.52%                7.26%
 =============                                             ======                  =====                 =

-------------------------------------------------- ----------------------- ---------------------- --------------------









YOUR INVESTMENT

        Shareholder Information

     The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

     However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.


Master-Feeder Structure

     Each Master Fund will have other shareholders, each of whom will pay their proportionate share of the Master Fund's expense. As a shareholder of Master Fund, a Portfolio will have the same voting rights as other shareholders. It is anticipated that Contract owners will be solicited by MetLife for their voting instructions. A Portfolio has the right to switch master funds or decide to have the Manager manage its assets directly if the Trust's Board of Trustees decides it is in the best interest of a Portfolio to do so.


        Dividends, Distributions and Taxes

Dividends and Distributions


     Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contracts prospectus accompanying this Prospectus for more information.


     All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

     Please see the Contracts prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.


     Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.


     Shares of each Portfolio are currently offered only to the separate accounts of MetLife and, in the case of certain Portfolios, to qualified pension and profit sharing plans. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.


     Section  817(h)  of  the  Code  and  the  regulations   thereunder   impose
"diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Similarly, an investment in a Master Fund is treated not as a single investment by a Portfolio but as an investment in each asset owned by the Master Fund, so long as interests in the Master Fund are beneficially owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests.
Compliance with the tax requirements described above may result in a reduction in the return under a Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Adviser to the Master Fund might otherwise believe to be desirable. See the prospectus for the Contracts.


     The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

     The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.





        Sales and Purchases of Shares


     The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B, Class C and Class E shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.


Purchase and Redemption of Shares

     MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date.


     Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. Class C shares are subject to a Rule 12b-1 fee of 0.30% of average daily net assets. Class E shares are subject to a Rule 12b-1 fee of 0.15% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contracts prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

     In addition, each Master Fund is subject to a Rule 12b-1 fee of 0.25% of average annual net assets of the Master Fund. Rule 12b-1 fees are paid out of a Portfolio's assets (including the assets of Class 2 shares of the Master Fund) on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Portfolio and may, over time, be greater than other types of sales charges.


Right to Restrict Transfers


     Neither the Trust nor the Contracts are designed for professional market timing organizations, other entities, or individuals using programmed, large and/or frequent transfers. MetLife, in coordination with the Trust's Manager, reserves the right to temporarily or permanently refuse exchange requests if, in its judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio and therefore may be refused. Investors should consult the Contracts prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.






Valuation of Shares


     Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. Such net asset value will be based on the net asset value of the shares of the corresponding Master Fund, as adjusted to reflect the Portfolio's other assets, if any, and liabilities.


     Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.




         Securities of each Master Fund are valued at their net asset value as described in the Master Funds prospectus.

o        FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

     Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

     Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.


If you would like a copy of the current versions of these documents, or other information about a Portfolio including the statement of additional information and other information about the American Funds Master Funds, contact:


                             Met Investors Series Trust
                              22 Corporate Plaza Drive
                           Newport Beach, California 92660
                                   1-800-848-3854


Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission (`SEC"):

o  In person      Review and copy documents in the SEC's Public Reference Room in Washington, D.C.  (for information call 202-942-8090).

o  On line        Retrieve information from the EDGAR database on the SEC's
                  web site at: http://www.sec.gov.

o  By mail        Request documents, upon payment of a duplicating fee, by
                  writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.

                                    SEC FILE # 811-10183












                       STATEMENT OF ADDITIONAL INFORMATION

                           MET INVESTORS SERIES TRUST


     This Statement of Additional Information provides supplementary information pertaining to shares of four of the twenty-five investment portfolios
("Portfolios") of Met Investors Series Trust (the "Trust"), an open-end, management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated _______________, 2003 (the "Prospectus") for, as applicable, the Class A, Class B, Class C and Class E shares of the Met/American Growth Portfolio, Met/American Growth-Income Portfolio, Met/American International Portfolio and Met/American Bond Portfolio which may be obtained by writing the Trust at 22 Corporate Plaza Drive, Newport Beach California 92660 or by calling (800) 848-3854. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

     The date of this Statement of Additional Information is _______________, 2003. ================

                                 Table of Contents

                                                                                                               Page




MASTER FEEDER STRUCTURE..........................................................................................3
INVESTMENT OBJECTIVES AND POLICIES...............................................................................4
         Portfolio Turnover....................................................................................  4
         Repurchase Agreements.................................................................................  4
INVESTMENT RESTRICTIONS..........................................................................................4
         Fundamental Policies....................................................................................4
         Non-Fundamental Policies................................................................................6
PERFORMANCE INFORMATION..........................................................................................6
         Total Return............................................................................................6
         Yield...................................................................................................7
         Non-Standardized Performance............................................................................8
PORTFOLIO TRANSACTIONS...........................................................................................8
MANAGEMENT OF THE TRUST..........................................................................................8
         Trustees and Officers...................................................................................8
         Committees of the Board................................................................................12
         Compensation of the Trustees...........................................................................12
INVESTMENT ADVISORY AND OTHER SERVICES..........................................................................13
         The Manager............................................................................................13
         Master Funds...........................................................................................16
         The Administrator......................................................................................16
         The Distributor........................................................................................17
         Rule 12b-1 Plan of the Master Funds....................................................................19
         Code of Ethics.........................................................................................19
         Custodian..............................................................................................19
         Transfer Agent.........................................................................................20
         Legal Matters..........................................................................................20
         Independent Auditors...................................................................................20
REDEMPTION OF SHARES............................................................................................20
NET ASSET VALUE.................................................................................................20
FEDERAL INCOME TAXES............................................................................................21
ORGANIZATION AND CAPITALIZATION OF THE TRUST....................................................................22



APPENDIX........................................................................................................A-1

----------------------

No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.






                             MASTER FEEDER STRUCTURE

     Each Portfolio described in this Statement of Additional Information operates as a "feeder fund" which means that the Portfolio does not buy investment securities directly. Instead, it invests in a "Master Fund" which in turn purchases investment securities. Each Portfolio has essentially the same investment objective and limitations as its Master Fund. Each Master Fund is a series of American Funds Insurance Series ("American Funds"). Each Portfolio will purchase Class 2 shares of the corresponding Master Fund as set forth below:




                            TRUST PORTFOLIO                  AMERICAN FUNDS MASTER FUND

         ------------------------------------------------------- ---------------------------------------------------------




        Met/American Growth Portfolio                           Growth Fund

         ------------------------------------------------------- ---------------------------------------------------------
         ------------------------------------------------------- ---------------------------------------------------------

         Met/American Growth-Income Portfolio                    Growth-Income Fund

         ------------------------------------------------------- ---------------------------------------------------------
         ------------------------------------------------------- ---------------------------------------------------------

         Met/American International Portfolio                    International Fund

         ------------------------------------------------------- ---------------------------------------------------------
         ------------------------------------------------------- ---------------------------------------------------------

         Met/American Bond Portfolio                             Bond Fund

         ------------------------------------------------------- ---------------------------------------------------------



     As a shareholder in a Master Fund, a Portfolio bears its ratable share of the Master Fund's expenses including advisory and administration fees. A Portfolio may withdraw its entire investment from a Master Fund at any time the Trust's Manager, subject to approval of the Board of Trustees, decides it is in the best interest of the shareholders of the Portfolio to do so.

     The Board of Trustees of the Master Fund formulates the general policies of each Master Fund and meets periodically to review each Master Fund's performance, monitor investment activities and practices and discuss other matters affecting each Master Fund.

     THE STATEMENT OF ADDITIONAL INFORMATION FOR THE MASTER FUNDS IS DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

                             INVESTMENT OBJECTIVES AND POLICIES


     The investment policies and restrictions of each Master Fund are described in the statement of additional information for the Master Funds which is delivered together with this Statement of Additional Information.

     The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Prospectus.


            Portfolio Turnover

     The portfolio turnover for the Master Funds is described in the prospectus for the Master Funds which is delivered together with the Prospectus for the Portfolios. Higher portfolio rates usually generate additional brokerage commissions and expenses.


           Repurchase Agreements

     Each of the Portfolios may enter into repurchase agreements with a bank, broker-dealer, or other financial institution but no Portfolio may invest more than 15% of its net assets in repurchase agreements having maturities of greater than seven days.

     Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers the Portfolio a method of earning income on idle cash that is only temporarily available. A Portfolio may enter into repurchase agreements, provided the Trust's custodian always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss a Portfolio will enter into repurchase agreements only with financial institutions which are considered by the Manager to be creditworthy. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause a Portfolio some loss, as well as legal expense, if the value of the securities declines prior to liquidation.









                                 INVESTMENT RESTRICTIONS


     Each Portfolio has adopted substantially the same investment restrictions as the Master Fund in which it invests. Restriction numbers 1, 2, 3 and 4, listed in non-fundamental policies below are, with respect to each Master Fund, fundamental restrictions.


                  Fundamental Policies

     The following investment restrictions are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.




         Each Portfolio may not:



(1) Invest more than 5% of the value of the Portfolio's total assetsits total assets in the securities of any one issuer provided that this limitation shall apply only to 75% of the value of its total assets and, provided further, that the limitation shall not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or securities of other investment companies. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the Portfolio's total assets.

(2) As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.


(3) Invest more than 25% of its total assets in the securities of issuers in the same industry provided that this limitation . Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

(4) Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).



(5) Purchase commodities or commodity contracts; except that Met/American International Portfolio may engage in transactions involving currencies (including forward or futures contracts and put and call options).



(6) Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

(7) Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the Portfolio's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Portfolio will reduce, within three days, in the amount of its borrowings in order to provide for 300% asset coverage.

(8) Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

(9) Invest in securities of other investment companies, except as permitted by the 1940 Act. Notwithstanding any other investment policy of the Portfolio, the Portfolio may invest all of its net assets in an open-end investment company having substantially the same investment objective and limitations as the Portfolio.


                  Non-Fundamental Policies

     The following investment restrictions apply to each Portfolio, except as noted. These restrictions may be changed for any Portfolio by the Trust's Board of Trustees without a vote of that Portfolio's shareholders.



         Each Portfolio may not:






(1)  Invest in companies for the purpose of exercising control or management;



(2)  Purchase securities on margin;



(3)  Sell   securities   short,   except  to  the  extent  that  the   Portfolio
     contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short;

(4) Invest in puts, calls, straddles, spreads or any combination limited partnership interests thereof; except as desribed in Fundamental Policy No. 5;

(5) With respect to Met/American Bond Portfolio only, invest, directly or indirectly, less than 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in debt securities. Shareholders will be provided with at least 60-days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.






                              PERFORMANCE INFORMATION

         Total return and yield will be computed as described below.

                  Total Return

     Each Portfolio's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                             P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1000
 T = average annual total return
 n = number of years
 ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or 10 years (or other) periods (or fractional portion thereof).

     The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. The total return figures do not reflect charges and deductions which are, or may be, imposed under the Contracts.

     The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

                  Yield


     From time to time, the Trust may quote the Met/American Bond Portfolio's yield and effective yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

     The 30-day yield for the Met/American Bond Portfolio will be calculated according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                          YIELD = 2[a-b+1)6-1]
                                    cd

Where:            a =      dividends and interest earned during the period
                  b =      expenses accrued for the period (net of
                           reimbursement)
                  c =      the average daily number of shares outstanding
                           during the period that were entitled to
                           receive dividends
                  d =      the net asset value per share on the last day
                           of the period

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.


     Yield information is useful in reviewing the Portfolio's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the investment portfolio of the corresponding Master Fund, portfolio maturity, operating expenses and market conditions.

     It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolio from the continuous sale of its shares will likely be invested by the Master Fund in instruments producing lower yields than the balance of the Master Fund's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.




                  Non-Standardized Performance

     In addition to the performance information described above, the Trust may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                         PORTFOLIO TRANSACTIONS




     For information regarding portfolio transactions for each Master Fund, see the Master Fund's statement of additional information which is delivered together with this Statement of Additional Information.


                            MANAGEMENT OF THE TRUST

     The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Portfolios' activities, reviewing, among other things, each Portfolio's performance and its contractual arrangements with various service providers. The Trustees elect the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

                  Trustees and Officers

     The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 22 Corporate Plaza Drive, Newport Beach, California 92660. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees."





The Trustees

----------------------------- ------------- ------------ ---------------------------------- ------------- ---------------------
                                                                                             Number of
                                                                                            Port-folios
                                              Term of                                         in Fund
                                            Office and                                        Complex
                                             Length of                                      overseen by
                              Position(s)   Time Served                                       Trustee     Other Directorships
                               Held with                      Principal Occupation(s)                      Held by Trustee
Name, Age and Address          Registrant                     During Past 5 Years
---------------------          ----------    ---------        -------------------           ----------    ------------------




Elizabeth M. Forget*  (37)   President     From          Since December 2000, President     25                   None
                             and Trustee   December      of Met Investors Advisory LLC;

                                          2000 to        since July 2000, Executive Vice
                                          present.       President of MetLife Investors
                                                         Group, Inc.; from June 1996 to
                                                         July 2000, Senior Vice President
                                                         of Equitable Distributors, Inc.
                                                         and Vice President of Equitable
                                                         Life Assurance Society of the
                                                         United States.

-------------------------------------------------------------------------------------------------------------------------------

Disinterested Trustees
-------------------------------------------------------------------------------------------------------------------------------
----------------------------- ------------- ------------ ---------------------------------- ------------- ---------------------

Stephen M. Alderman  (43)     Trustee       From         Since November 1991, Shareholder   25                   None
                                                                                             ==

                                            December     in the law firm of Garfield and
                                            2000 to      Merel, Ltd.
                                            present.


Jack R. Borsting  (73)        Trustee       From         Since 2001, Professor of           25           Director, Whitman
                                                                                             ==
                                            December     Business Administration and Dean                 Education Group,
                                            2000 to      Emeritus, Marshall School of                     Ivax Diagnostics
                                            present.     Business, University of Southern                 and Los Angeles

                                                         California (USC); from 1995-2001                 Orthopedic
                                                         Executive Director, Center for                   Hospital.  Trustee,
                                                         Telecommunications Management,                   The Rose Hills
                                                         USC; from 1988 to 1995, Dean of                  Foundation.
                                                         Marshall School of Business,                     Member, Army
                                                         USC.                                             Science Board.



Theodore A. Myers  (72)       Trustee       From         Since 1993, Financial              25           Trustee of 38 Van
                                                                                             ==
                                            December     Consultant.                                      Kampen American
                                            2000 to                                                       Capital closed-end
                                            present.                                                      funds.

Tod H. Parrott  (65)          Trustee       From         Since June 1996, Managing          25           Director, U.S.
                                                                                             ==

                                            December     Partner, Rockaway Partners Ltd.                  Stock Transfer
                                            2000 to      (financial consultants).                         Corporation;
                                            present.                                                      Director, Bonfire
                                                                                                          Foundation.


Dawn M. Vroegop  (36)         Trustee       From         Since September 1999, Managing     25           Director, Caywood
                                                                                             ==
                                            December     Director, Dresdner RCM Global                    Scholl Asset
                                            2000 to      Investors; from July 1994 to                     Management;
                                            present.     July 1999, Director, Schroder                    Investment

                                                         Capital Management International.                Committee Member of
                                                                                                          City College of San
                                                                                                          Francisco.


Roger T. Wickers  (68)        Trustee       From         Since 1995, retired; from 1980     25           From 1995 to 1998,
                                                                                             ==
                                            December     to 1995, Senior Vice President                   Chairman of the
                                            2000 to      and General Counsel, Keystone                    Board of Directors
                                            present.     Group Inc. and the Keystone                      of two American

                                                         Group of Mutual Funds.                           International Group
                                                                                                          mutual funds.

----------------------------- ------------- ------------ ---------------------------------- ------------- ---------------------


The Executive Officers
-------------------------------------------------------------------------------------------------------------------------------
Jeffrey A. Tupper             Chief         From         Since February 2001, Assistant
(32)                          Financial     August       Vice President of MetLife
                              Officer,      2002 to      Investors Distribution Company;
                              Treasurer     present.     from 1997 to January 2001, Vice
                                                         President of PIMCO Advisors L.P.

Michael K. Farrell            Executive     From
(49)                          Vice          August       Since July 2002, Chief Executive
                              President     2002 to      Officer of MetLife Investors
                                            present.     Group, Inc. and Met Investors
                                                         Advisory LLC; since April 2001,
                                                         Chief Executive Officer of
                                                         MetLife Resources and Senior
                                                         Vice President of Metropolitan
                                                         Life Insurance Company; since
                                                         January 1990, President of
                                                         Michael K. Farrell Associates,
                                                         Inc. (qualified retirement plans
                                                         for non-profit organizations)

Richard C. Pearson  (59)      Vice          From         Since July 2002, President of
                              President     December     MetLife Investors Distribution
                              and           2000 to      Company; since January, 2002,
                              Secretary     present.     Secretary of Met Investors
                                                         Advisory LLC; since January
                                                         2001, Senior Vice President,
                                                         General Counsel and Secretary of
                                                         MetLife Investors Group, Inc.;
                                                         since November 2000, Vice
                                                         President, General Counsel and
                                                         Secretary of Met Investors
                                                         Advisory LLC; from 1998 to
                                                         November 2000, President,
                                                         Security First Group, Inc.; from
                                                         1983 to 1997, Senior Vice
                                                         President, General Counsel,
                                                         Security First Group, Inc.


Mary Moran Zeven              Assistant     From         Since August 2001, Senior Vice
One Federal Street            Secretary     August       President and Senior Managing
Boston, Massachusetts 02110                 2001 to      Counsel, State Street Bank and
(41)                                        present.     Trust Company; from June 2000 to
                                                         August 2001, Vice President and
                                                         Counsel, State Street Bank and
                                                         Trust Company; from 1999 to May
                                                         2000, Vice President and
                                                         Counsel, PFPC, Inc.; from 1996
                                                         to 1999, Counsel, Curtis,
                                                         Mallet-Prevost, Colt & Mosle LLP
                                                         (law firm)

John W. Clark                 Assistant     From May     Since 2001, Vice President and
One Federal Street            Treasurer     2003 to      Senior Director, Fund
Boston, Massachusetts                       present      Administration Division, State
02110                                                    Street Bank and Trust Company;
(36)                                                     from 1996 to 2001, Fund
                                                         Administrator, Investors Bank &
                                                         Trust Company.



* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.

         Committees of the Board

     The Trust has a standing Audit Committee consisting of all of the Disinterested Trustees. The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the independent accountants the outline, scope and results of the annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held two meetings during the fiscal year ended December 31, 2002.

     The Trust has a Nominating and Compensation Committee consisting of all the Disinterested Trustees. The Nominating and Compensation Committee's function is to nominate and evaluate Disinterested Trustee candidates and review the compensation arrangement for each of the Trustees. The Nominating and Compensation Committee will not consider nominees recommended by contract holders. The Nominating and Compensation Committee held one meeting during the fiscal year ended December 31, 2002.

     The Trust has a Valuation Committee consisting of Elizabeth M. Forget, Richard C. Pearson, Jeffrey Tupper, Anthony Dufault and such other officers of the Trust and the Manager, as well as such officers of any Adviser to any Portfolio as are deemed necessary by Ms. Forget, Mr. Pearson, Mr. Tupper or Mr. Dufault from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided. The Valuation Committee held 19 meetings during the fiscal year ended December 31, 2002.

                  Compensation of the Trustees

     Each Trustee, who is not an employee of the Manager or any of its affiliates, currently receives from the Trust an annual fee of $20,000 plus (i) an additional fee of $2,000 for each regularly scheduled Board meeting attended,
(ii) $2,000 for each special Board meeting attended, (iii) $1,000 for each special committee meeting attended, and (iv) $500 for each telephone meeting attended, plus reimbursement for expenses in attending in-person meetings.

     The table below sets forth the compensation paid to each of the current Trustees during the fiscal year ended December 31, 2002.




                                                                   Total Compensation
                                               Aggregate           From Fund Complex
                                               Compensation from   Paid to Trustee
Name of Person, Position                       Trust

Elizabeth M. Forget, Trustee                   None                None



Disinterested Trustees
Stephen M. Alderman                            $27,000             $27,000
Jack R. Borsting                                29,000              29,000
Theodore A. Myers                               29,000              29,000
Tod H. Parrott                                  29,000              29,000
Dawn M. Vroegop                                 29,000              29,000
Roger T. Wickers                                26,500              26,500


     The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


     As of August 1, 2003, the officers and Trustees of the Trust as a group did not own any outstanding shares of the Trust.


                       INVESTMENT ADVISORY AND OTHER SERVICES

     The Manager

     The Trust is managed by Met Investors Advisory LLC (the "Manager") which, subject to the supervision and direction of the Trustees of the Trust, has overall responsibility for the general management and administration of the Trust. MetLife Investors Group, Inc., an affiliate of Metropolitan Life Insurance Company, owns all of the outstanding common shares of the Manager and MetLife Investors Distribution Company.


     The Trust and Manager have entered into a Management Agreement dated December 8, 2000, as amended ("Management Agreement"), which was initially approved by the Board of Trustees on December 7, 2000 and by Security First Life Insurance Company (currently known as MetLife Investors USA Insurance Company), as initial shareholder of the Trust, on December 8, 2000. Subject always to the supervision and direction of the Trustees of the Trust, under the Management Agreement the Manager will have (i) overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) full discretion to select new or additional sub-advisers for each Portfolio; (iii) full discretion to enter into and materially modify investment advisory agreements with sub-advisers; (iv) full discretion to terminate and replace any sub-adviser; and (v) full investment discretion to make all determinations with respect to the investment of a Portfolio's assets not then managed by a sub-adviser. In addition, the Manager will monitor compliance of the Portfolios with their investment objectives, policies and restrictions and review and report to the Trustees of the Portfolio. The Manager will furnish to the Trust such statistical information, with respect to the investments that a Portfolio may hold or contemplate purchasing, as the Trust may reasonably request. On the Manager's own initiative, the Manager will apprise the Trust of important developments materially affecting each Portfolio and will furnish the Trust, from time to time, with such information as may be appropriate for this purpose. Further, the Manager agrees to furnish to the Trustees of the Trust such periodic and special reports as the Trustees of the Trust may reasonably request.


     Under the Management Agreement, the Manager also is required to furnish to the Trust, at its own expense and without remuneration from or other cost to the Trust, the following:

o    Office space, all necessary office facilities and equipment.


o Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, other than those functions related to and to be performed under the Trust's contract or contracts for administration, custodial, accounting, bookkeeping, transfer and dividend disbursing agency or similar services by the entity selected to perform such services; or advisory agreement with the Manager

o Information and services, other than services of outside counsel or independent accountants or investment advisory services to be provided by any sub-adviser under an advisory agreement with the Manager or the investment adviser to any Master Fund in which a Portfolio invests, required in connection with the preparation of all registration statements, prospectuses and statements of additional information, any supplements thereto, annual, semi-annual, and periodic reports to Trust shareholders, regulatory authorities, or others, and all notices and proxy solicitation materials, furnished to shareholders or regulatory authorities, and all tax returns.


     As compensation for these services the Trust pays the Manager a monthly fee at the following annual rates of each Portfolio's average daily net assets:








                         Portfolio                                                     Fee

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------



Met/American Growth Portfolio                                0.75%

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Met/American Growth-Income Portfolio                         0.75%

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Met/American International Portfolio                         0.90%

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Met/American Bond Portfolio                                  0.50%

------------------------------------------------------------ ---------------------------------------------------------




To the extent that a Portfolio invests all of its assets in a master fund or other registered investment company, no fee will be payable to the Manager.



     In addition to the management fees, if any, the Trust pays all expenses not assumed by the Manager, including, without limitation, charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself and its Disinterested Trustees, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its administrator, custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Trustees who are not affiliated persons of the Manager, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Trust expenses are allocated among and charged to the assets of the Portfolios of the Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. In addition, as discussed below under "Distribution of the Trust's Shares," the Class B, Class C and Class E shares of each Portfolio may pay for certain distribution - related expenses in connection with activities primarily intended to result in the sale of its shares.


     The Management Agreement continues in force for two years from its commencement date, with respect to each Portfolio, and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Disinterested Trustees, by votes cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Manager, or by the Manager upon 90 days' prior written notice to the Trust, or upon such shorter notice as may be mutually agreed upon.


     In approving the Management Agreement, the Board of Trustees considered on a Portfolio-by-Portfolio basis the following factors: the nature and quality of the services to be provided by the Manager to the Trust; the Manager's personnel and operations; the Manager's financial condition; the fact that the Manager would not be paid for its services and expenses as Manager so long as the assets of each Portfolio were invested only in the shares of a registered investment company; comparative fee (in the event a Portfolio's assets were not invested only in the shares of a registered investment company) and expense information for each of the Portfolios with comparable funds for each of the Portfolios; the profitability of the Trust to the Manager; the direct and indirect benefits, if any, to be derived by the Manager from the relationship with the Trust; and any possible conflicts of interest.








     The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission ("Multi-Manager Order"). The Multi-Manager Order permits the Manager, subject to approval of the Board of Trustees, to: (i) select new or additional sub-advisers for the Trust's Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the sub-advisers without obtaining approval of the relevant Portfolio's shareholders. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in a proxy statement. However, the Manager may not enter into an investment advisory agreement with an "affiliated person" of the Manager (as that term is defined in
Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the investment advisory agreement with the Affiliated Adviser, including compensation hereunder, is approved by the affected Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. Although shareholder approval is not required for the termination of advisory agreements, shareholders of a Portfolio continue to have the right to terminate such agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the Portfolio. So long as the assets of a Portfolio are invested solely in the shares of a registered investment company, the Portfolio will not have a sub-adviser.



             Master Funds

     For information regarding the investment adviser to the Master Funds, see the Master Funds' statement of additional information which is delivered together with this Statement of Additional Information.


         The Administrator

     Pursuant to an administration agreement ("Administration Agreement"), State Street Bank and Trust Company ("Administrator") assists the Manager in the performance of its administrative services to the Trust and provides the Trust with other necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust.


     The Administrator was organized as a Massachusetts trust company. Its principal place of business is at One Federal Street, Boston, Massachusetts 02110. Under the Administration Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate of approximately $21,000 per Portfolio. The Administration Agreement shall remain in effect until December 31, 2003 and shall thereafter continue in effect for successive periods of one year, unless terminated by any party upon not less than sixty (60) days' prior written notice to the other party.



          The Distributor

     The Trust has distribution agreements with MetLife Investors Distribution Company ("MID" or the "Distributor") in which MID serves as the Distributor for the Trust's Class A shares, Class B shares, Class C and Class E shares. MID is an indirect wholly-owned subsidiary of MetLife Investors Group, Inc., which is an affiliate of Metropolitan Life Insurance Company. MID's address is 22 Corporate Plaza Drive, Newport Beach, California 92660.

     The Trust's distribution agreements with respect to the Class A, Class B, Class C and Class E shares ("Distribution Agreements") were initially approved by the Board of Trustees at Board meetings held on December 7, 2000 (Class A, Class B, Class C) and April 23, 2001 (Class E). The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio and, if applicable, who have no direct or indirect financial interest in the operation of the Class B, Class C or Class E Distribution Plan or any such related agreement and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

     The Distributor or its affiliates for the Class A shares will pay for printing and distributing prospectuses or reports prepared for their use in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants.

     Pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan, the Trust compensates the Distributor from assets attributable to the Class B, Class C and Class E shares, as applicable, for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class B, Class C and Class E shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B, Class C and Class E shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the Class B, Class C and Class E shares.


     The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan provide that the Trust, on behalf of each Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively of the average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively, in respect to activities primarily intended to result in the sale of Class B, Class C and Class E shares. However, under the Distribution Agreements, payments to the Distributor for activities pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the Class E
Distribution Plan are limited to payments at an annual rate equal to 0.25%, 0.30% and 0.15% of average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively. Under the terms of the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and the related Distribution Agreements, each Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities (including Metropolitan Life Insurance Company and its affiliates) providing distribution and shareholder servicing with respect to the Class B, Class C and Class E shares for such entities' fees or expenses incurred or paid in that regard.


     Each of the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to Class B shares, Class C shares and Class E shares regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and in connection with their annual consideration of the Class B
Distribution Plan's, the Class C Distribution Plan's and the Class E Distribution Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class B, Class C and Class E shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class B, Class C and Class E shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Class B, Class C and Class E shares of the Trust; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the Portfolios; (3) training sales personnel regarding the Class B, Class C and Class E shares of the Trust; and
(f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class B, Class C and Class E shares.

     A description of the Class B Distribution Plan with respect to the Class B shares and related services and fees thereunder is provided in the Prospectus for the Class B shares of the Portfolios. A description of the Class C Distribution Plan with respect to the Class C shares and related services and fees thereunder is provided in the Prospectus for the Class C shares of the Portfolios. On December 7, 2000, the Board of Trustees of the Trust, including the Disinterested Trustees unanimously approved the Class B Distribution Plan and the Class C Distribution Plan. A description of the Class E Distribution Plan with respect to the Class E shares and related services and fees thereunder is provided in the Prospectus for the Class E shares of the Portfolios. On April 23, 2001, the Board of Trustees of the Trust including the Disinterested Trustees unanimously approved the Class E Distribution Plan.

     The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributor of the Class B, Class C and Class E shares in connection with the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by vote of a majority of the Trust's Board of Trustees, and of a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class B shares, Class C shares or Class E shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class B shares, Class C shares or Class E shares of the Portfolio, as applicable, or by vote of a majority of the Disinterested Trustees. The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan each also provides that it may not be amended to increase materially the amount (up to 0.50% [1.00% with respect to Class C and 0.25% with respect to Class E] of average daily net assets annually) that may be spent for distribution of Class B, Class C and Class E shares of any Portfolio without the approval of Class B, Class C and Class E shareholders, as applicable, of that Portfolio.

     The Distributor for each class of shares will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, the Distributor currently offers shares of each Portfolio on a continuous basis to qualified pension and profit sharing plans and to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. The Distribution Agreement provides that the Distributor shall accept orders for shares at net asset value without a sales commission or sale load being charged. The Distributor has made no firm commitment to acquire shares of any Portfolio.



               Rule 12b-1 Plan of the Master Funds

     Each Master Fund has adopted a Plan of Distribution (the "Master Fund Plan") for its Class 2 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Master Fund Plan, the Master Funds will pay to insurance company contract issuers 0.25% of each Fund's average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the Funds, provided that the Board of Trustees of the Funds has approved the categories of expenses for which payment is being made.

     For additional information regarding the Master Fund Plan, see the Master Fund statement of additional information, which is delivered together with this Statement of Additional Information.


                  Code of Ethics

     The Trust, its Manager, its Distributor, and each of its Advisers, have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts. A copy of each of the Codes of Ethics is on public file with, and is available from the Securities and Exchange Commission.

                  Custodian

     State Street Bank and Trust Company ("State Street Bank"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the Trust. Under the custody agreement, State Street Bank holds the Portfolios' securities, provides fund accounting and keeps all necessary records and documents.

                  Transfer Agent

     State Street Bank also serves as transfer agent for the Trust.

                  Legal Matters

     Certain legal matters are passed on for the Trust by Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006.

                  Independent Auditors

     Deloitte  &  Touche  LLP,   located  at  200   Berkeley   Street,   Boston,
Massachusetts 02116, serves as the Trust's independent auditors.

                                 REDEMPTION OF SHARES

     The Trust may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period (1) when the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Securities and Exchange Commission, (2) when an emergency exists, as defined by the Securities and Exchange Commission, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the Securities and Exchange Commission may otherwise permit.

     The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                                    NET ASSET VALUE

     The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m., Eastern Time), each day the Exchange is open for trading. Currently, the Exchange is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Portfolio's net asset value will be based on the net asset value of the corresponding Master Fund, adjusted to reflect the Portfolio's other assets, if any, and expenses. For information regarding the determination of net asset value for each Master Fund, see the Master Funds statement of additional information which is delivered together with the Statement of Additional Information.





                                         FEDERAL INCOME TAXES

     Each Portfolio intends to qualify each year as a "regulated investment company" under the Code. By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed.


     In order to so qualify, a Portfolio must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities; and (2) diversify its holdings so that, at the end of each quarter of the
Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities or the securities of other regulated investment companies). For a Portfolio which invests substantially all of its assets in a Master Fund, these tests are applied with reference to the gross income of, and assets owned by, the Master Fund.


     As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the distribution requirement in each taxable year.

     The Portfolios will not be subject to the 4% federal excise tax imposed on registered investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are either tax-exempt pension trusts or segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

     The Trust intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Trust and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts, tax-exempt pension trusts, and MetLife Investors USA Insurance Company, the initial shareholder of the Portfolios, and its affiliates. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.




     Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Trust. These requirements, which are in addition to the diversification requirements applicable to the Trust under the 1940 Act and under the regulated investment company provisions of the Code are applied by reference to the assets owned by the Master Fund in which the Portfolio invests and may limit the types and amounts of securities in which the Portfolios or Master Funds may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract.


     The Trust may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of a Portfolio or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the Securities and Exchange Commission, to the extent legally required.







                       ORGANIZATION AND CAPITALIZATION OF THE TRUST


     The Trust is a Delaware business trust organized on July 27, 2000. A copy of the Trust's Agreement and Declaration of Trust, which is governed by Delaware law, is filed as an exhibit to the Trust's registration statement. The Trust is the successor to the Security First Trust and Cova Series Trust, the series of which were converted to Portfolios of the Trust, effective February 12, 2001.

     The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share, of one or more series. Currently, the Trustees have established and designated twenty-five series. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Trust, which is separately managed and has its own investment objective and policies. The Trustees of the Trust have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Trust. The shares have no preemptive, conversion or subscription rights and are fully transferable.

     The Trust is authorized to issue four classes of shares (Class A, Class B, Class C and Class E) on behalf of each Portfolio. Class A shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class B, Class C and Class E shares are offered at net asset value and are subject to distribution fees imposed pursuant to each Class' Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.

     The four classes of shares are currently offered under the Trust's multi-class distribution system approved by the Trust's Board of Trustees on December 7, 2000, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust's multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

     The Trust continuously offers its shares to separate accounts of insurance companies in connection with the Contracts and to qualified pension and retirement plans. Class A, Class B, Class C and Class E shares currently are sold to the following: (i) insurance company separate accounts in connection with Contracts issued by the following affiliated insurance companies - Metropolitan Life Insurance Company, MetLife Investors Insurance Company,
MetLife Investors Insurance Company of California, First MetLife Investors Insurance Company, MetLife Investors USA Insurance Company, New England
Financial Life Insurance Company, General American Life Insurance Company (collectively, "MetLife"); and (ii) 401(k) plans. As of October 31, 2003, MetLife owned substantially all of the Trust's outstanding Class A, Class B, Class C and Class E shares and, as a result, may be deemed to be a control person with respect to the Trust.

     As a "series" type of mutual fund, the Trust issues separate series of share of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contract owners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. As of the date of this Statement of Additional Information, there were no Contracts outstanding with premium allocated to any of the Portfolios.


     The Trust may in the future offer its shares to separate accounts of other insurance companies. The Trust does not currently foresee any disadvantages to Contract owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other. However, it is theoretically possible that, at some time, the interests of various Contract owners participating in the Trust through their separate accounts might conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in the Trust, which would possibly force the Trust to sell portfolio securities at disadvantageous prices. The Trustees of the Trust intend to monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and will take whatever remedial action may be necessary.

     The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Trust's books of account and are to be charged with the expenses with respect to that Portfolio. Any general expenses of the Trust not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolio and the other Portfolios.

     Each share has one vote, with fractional shares voting proportionately. Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the Portfolio. The Agreement and Declaration of Trust does not require the Trust to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Trust may appoint their successors until fewer than a majority of the
Trustees  have  been  elected  by  shareholders,  at  which  time a  meeting  of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of the Trustees or vote of two-thirds of the outstanding shares of the Trust. Holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Trust forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.

                                     APPENDIX
                                 SECURITIES RATINGS

Standard & Poor's Bond Ratings

     A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories. Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

     Bonds which are rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Commercial Paper Ratings

     "A" is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

     "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Fitch IBCA, Inc. Commercial Paper Ratings. Fitch Investors Service L.P. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Duff & Phelps Inc. Commercial Paper Ratings. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

Thomson BankWatch, Inc. ("BankWatch") Commercial Paper Ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C", "C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

     Various of the NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.








                           MET INVESTORS SERIES TRUST

                                     PART C

                                Other Information

Item 23. EXHIBITS

     All references are to the Registrant's registration statement on Form N-1A as filed with the SEC on October 23, 2000, File Nos. 333-48456 and 811-10183 (the "Registration Statement")




---------------------------- ------------------------------------------------------------------------
Exhibit No.                  Description of Exhibits
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(1)                       Agreement and Declaration of Trust is incorporated by reference to the
                             Registration Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(2)                       Certificate of Trust is incorporated by reference to the Registration
                             Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(b)                          By-Laws are incorporated by reference to the Registration Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(c)                          None other than Exhibit 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)                       Management Agreement between Registrant and Met Investors Advisory
                             Corp. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed with the SEC on January 5, 2001
                             ("Pre-Effective Amendment No. 1").

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(i)                    Form of Amendment No. 1 to Management Agreement is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration
                             Statement filed with the SEC on February 5, 2001 ("Pre-Effective
                             Amendment No. 2").

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(ii)                   Form of Amendment No. 2 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 4 to the Registration
                             Statement filed with the SEC on July 23, 2001 ("Post-Effective
                             Amendment No. 4").

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(iii)                  Form of Amendment No. 3 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 6 to the Registration
                             Statement filed with the SEC on February 14, 2002 ("Post-Effective
                             Amendment No. 6").

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(iv)                   Form of Amendment No. 4 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 9 to the Registration
                             Statement filed with the SEC on February 14, 2003 ("Post-Effective
                             Amendment No. 9").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(1)(v)                    Form of Amendment No. 5 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(1)(vi)                   Form of Amendment No. 6 to Management Agreement is filed herein.
==========                   ================================================================

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(2)                       Form of Investment Advisory Agreement between J.P. Morgan Investment
                             Management Inc. and Met Investors Advisory Corp. with respect to the
                             J.P. Morgan Quality Bond Portfolio is incorporated by reference to the
                             Registration Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(2)(i)                    Form of Amendment No. 1 to Investment Advisory Agreement with respect to J.P. Morgan Quality Bond Portfolio is incorporated  by reference to
                             Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(3)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(3)(i)                    Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(4)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(4)(i)                    Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(5)                       Form of Investment Advisory Agreement between J.P. Morgan Investment
                             Management Inc. and Met Investors Advisory Corp. with respect to the
                             J.P. Morgan Select Equity Portfolio is incorporated by reference to the Registration Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(5)(i)                    Form of Amendment No. 1 to Investment Advisory Agreement with respect to J.P. Morgan Select Equity Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(6)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(7)                       Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory Corp. with respect to the Lord Abbett Bond
                             Debenture Portfolio is incorporated by reference to the Registration
                             Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(7)(i)                    Form of Amendment No. 1 to Investment Advisory Agreement with respect to Lord Abbett Bond Debenture Portfolio is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(8)                       Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory Corp. with respect to the Lord Abbett Mid-Cap
                             Value Portfolio is incorporated by reference to the Registration
                             Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(8)(i)                    Form of Amendment No. 1 to Investment Advisory Agreement with respect to Lord Abbett Mid-Cap Value Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(9)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(10)                      Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory Corp. with respect to the Lord Abbett Growth and Income Portfolio is incorporated by reference to the Registration
                             Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(10)(i)                   Form of Amendment No. 1 to Investment Advisory Agreement with respect to Lord Abbett Growth and Income Portfolio is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(11)                      Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(12)                      Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(13)                      Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(14)                      Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(15)                      Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(16)                      Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory Corp. with respect to the Lord Abbett Growth
                             Opportunities Portfolio is incorporated by reference to Pre-Effective
                             Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(17)                      Form of Investment Advisory Agreement between Putnam Investment
                             Management LLC and Met Investors Advisory Corp. with respect to the
                             Met/Putnam Research Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 2.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(18)                      Form of Investment Advisory Agreement between Pacific Investment
                             Management Company LLC and Met Investors Advisory Corp. with respect to the PIMCO Total Return Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 2.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(19)                      Form of Investment Advisory Agreement between Pacific Investment
                             Management Company LLC and Met Investors Advisory Corp. with respect to the PIMCO Money Market Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 2.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(20)                      Form of Investment Advisory Agreement between PIMCO Advisors L.P. and
                             Met Investors Advisory Corp. with respect to the PIMCO Innovation
                             Portfolio is incorporated by reference to Pre-Effective Amendment No.
                             2.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(20)(i)                   Form of Amendment No. 1 to Investment Advisory Agreement with respect to PIMCO Innovation Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(21)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(22)                      Form of Investment Advisory Agreement between Massachusetts Financial
                             Services Company and Met Investors Advisory Corp. with respect to the
                             MFS Research International Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 2.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(23)                      Investment Advisory Agreement between Janus Capital Management LLC and
                             Met Investors Advisory LLC with respect to the Janus Aggressive Growth
                             Portfolio is incorporated by reference to Post-Effective Amendment No.
                             8 to the Registration Statement filed with the SEC on May 1, 2002
                             ("Post-Effective Amendment No. 8").

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(23)(i)                   Form of Amendment No. 1 to Investment Advisory Agreement with respect to the Janus Aggressive Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 8.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(24)                      Form of Investment Advisory Agreement between OppenheimerFunds, Inc.
                             and Met Investors Advisory Corp. with respect to the Oppenheimer
                             Capital Appreciation Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 2.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(25)                      Form of Investment Advisory Agreement between AIM Advisors, Inc. and
                             Met Investors Advisory Corp. with respect to the Met/AIM Small Cap
                             Growth Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 5 to the Registration Statement filed with the SEC on
                             October 9, 2001 ("Post-Effective Amendment No. 5").

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(26)                      Form of Investment Advisory Agreement between AIM Advisors, Inc. and
                             Met Investors Advisory Corp. with respect to the Met/AIM Mid Cap
                             Equity Portfolio (currently known as Met/AIM Mid Cap Core Equity
                             Portfolio) is incorporated by reference to Post-Effective Amendment
                             No. 5.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(27)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(28)                      Form of Investment Advisory Agreement between EQSF Advisers, Inc.
                             (currently known as Third Avenue Management LLC) and Met Investors
                             Advisory LLC with respect to the Third Avenue Small Cap Value
                             Portfolio is incorporated by reference to Post-Effective Amendment No.
                             6.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(29)                      Form of Investment Advisory Agreement between Harris Associates L.P.
                             and Met Investors Advisory LLC with respect to the Harris Oakmark
                             International Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(30)                      Form of Investment Advisory Agreement between Putnam Investment
                             Management LLC and Met Investors Advisory LLC with respect to
                             Met/Putnam Capital Opportunities Portfolio is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(31)                      Form of Investment Advisory Agreement between T. Rowe Price
                             Associates, Inc. and Met Investors Advisory LLC with respect to T.
                             Rowe Price Mid-Cap Growth Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(32)                      Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory LLC with respect to Lord Abbett America's Value
                             Portfolio is incorporated by reference to Post-Effective Amendment No.
                             9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(33)                      Form of Investment Advisory Agreement between Pacific Investment
                             Management Company LLC and Met Investors Advisory LLC with respect to
                             PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(1)                       Form of Participation Agreement is incorporated by reference to
                             Post-Effective Amendment No. 4.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(1)(i)                    Form of Participation Agreement with respect to American Funds
                             Insurance Series - to be filed by amendment.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(2)                       Form of Second Amended and Restated Distribution Agreement between the
                             Registrant and MetLife Investors Distribution Company with respect to the Class A shares is incorporated by reference to Post-Effective
                             Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(2)(i)                    Form of Amendment No. 1 to Second Amended and Restated Distribution
                             Agreement with respect to the Class A shares is incorporated by reference to Post-Effective Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(2)(ii)                  Form of Amendment No. 2 to Second Amended and Restated Distribution
                             Agreement with respect to Class A shares is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(3)                       Form of Second Amended and Restated Distribution Agreement between the
                             Registrant and MetLife Investors Distribution Company with respect to the Class B shares is incorporated by reference to Post-Effective
                             Amendment
                             No. 9.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(3)(i)                    Form of Amendment No. 1 to Second Amended and Restated Distribution
                             Agreement with respect to the Class B shares is incorporated by reference to Post-Effective Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(3)(ii)                   Form of Amendment No. 2 to Second Amended and Restated Distribution
==========                   ====================================================================
                             Agreement with respect to Class B shares is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(4)                       Form of Amended and Restated Distribution Agreement between the
                             Registrant and MetLife Investors Distribution Company with respect to the Class E shares is incorporated by reference to Post-Effective
                             Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(4)(i)                    Form of Amendment No. 1 to Amended and Restated Distribution Agreement
                             with respect to Class E shares is incorporated by reference to
                             Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(4)(ii)                   Form of Amendment No. 2 to Amended and Restated Distribution Agreement
==========                   =======================================================================
                             with respect to Class E shares is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(5)(i)                    Form of Second Amended and Restated Distribution Agreement between the
                             Registrant and MetLife Investors Distribution Company with respect to
                             Class C shares is incorporated by reference to Post-Effective
                             Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(5)(ii)                   Form of Amendment No. 1 to Second Amended and Restated Distribution
                             Agreement with respect to Class C shares is incorporated by reference to Post-Effective Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(5)(iii)                  Form of Amendment No. 2 to Second Amended and Restated Distribution
===========                  ====================================================================
                             Agreement with respect to Class C shares is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(f)                          Form of Deferred Compensation Plan is incorporated by reference to the
                             Registration Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(g)(1)(i)                    Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(g)(1)(ii)                   Form of Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective
                             Amendment No. 5.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(1)(i)                    Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(1)(ii)                   Form of Transfer Agency and Service Agreement between Registrant and
                             State Street Bank and Trust Company is incorporated by reference to
                             Post-Effective Amendment No. 5.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(2)(i)                    Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(2)(ii)                   Form of Administration Agreement between Registrant and State Street
                             Bank and Trust Company is incorporated by reference to Post-Effective
                             Amendment No. 5.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(i)                    Revised Form of Expense Limitation Agreement between Registrant and
                             Met Investors Advisory Corp. is incorporated by reference to
                             Post-Effective Amendment No. 1 to the Registration Statement filed with the SEC on February 12, 2001 ("Post-Effective Amendment No. 1").

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(ii)                   Form of Amendment No. 1 to Expense Limitation Agreement between
                             Registrant and Met Investors Advisory Corp. is incorporated by reference to Post-Effective Amendment No. 4.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(iii)                  Form of Amended and Restated Expense Limitation Agreement between
                             Registrant and Met Investors Advisory Corp. is incorporated by reference to Post-Effective Amendment No. 6.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(iv)                   Form of Amendment No. 1 to Amended and Restated Expense Limitation
                             Agreement between Registrant and Met Investors Advisory LLC is incorporated by reference to Post-Effective Amendment No. 6.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(h)(3)(v)                    Form of Amendment No. 2 to Amended and Restated Expense Limitation
                             Agreement between Registrant and Met Investors Advisory LLC is incorporated by reference to Post-Effective Amendment No. 9.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(1)                       Opinion and Consent of Sullivan & Worcester LLP dated October 23, 2000 is incorporated by reference to the Registration Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(2)                       Opinion and Consent of Sullivan & Worcester LLP dated December 29,
                             2000 is incorporated by reference to Pre-Effective Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(3)                       Opinion and Consent of Sullivan & Worcester LLP dated July 23, 2001 is incorporated by reference to Post-Effective Amendment No. 4.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(4)                       Opinion and Consent of Sullivan & Worcester LLP dated February 14,
                             2002 is incorporated by reference to Post-Effective Amendment No. 6.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(5)                       Opinion and consent of Sullivan & Worcester LLP dated February 14,
                             2003 is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(i)(6)                       Opinion and Consent of Sullivan & Worcester LLP updated August 28,
                             2003 is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(j)(1)                       Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(j)(2)                       Not applicable.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(k)                          Not Applicable.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(l)                          Not Applicable.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(m)(1)                       Form of Distribution Plan Pursuant to Rule 12b-1 for the Registrant's
                             Class B shares is incorporated by reference to the Registration
                             Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(m)(2)                       Form of Distribution Plan Pursuant to Rule 12b-1 for the Registrant's
                             Class E shares is incorporated by reference to Post-Effective
                             Amendment No. 3 to the Registration Statement filed with the SEC on
                             May 18, 2001.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(m)(3)                       Form of Distribution Plan Pursuant to Rule 12b-1 for the Registrant's
                             Class C shares is incorporated by reference to Post-Effective
                             Amendment No. 6.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(n)                          Form of Plan Pursuant to Rule 18f-3 is incorporated by reference to the Registration Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(o)                          Reserved

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(1)                       Code of Ethics of Met Investors Series Trust, Met Investors Advisory
                             Corp. and MetLife Investors Distribution Company is incorporated by reference to Pre-Effective Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(2)                       Code of Ethics of J.P. Morgan Investment Management Inc. is
                             incorporated by reference to Post-Effective Amendment No. 6.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(3)                       Code of Ethics of Lord, Abbett & Co. is incorporated by reference to the Registration Statement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(4)                       Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(5)                       Deleted.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(6)                       Code of Ethics of Janus Capital Management LLC is filed herein.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(7)                       Code of Ethics of OppenheimerFunds, Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(8)                       Code of Ethics of Massachusetts Financial Services Company is
                             incorporated by reference to Pre-Effective Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(9)                       Code of Ethics of Putnam Investment Management, LLC is incorporated by reference to Pre-Effective Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(10)                      Code of Ethics of Pacific Investment Management Company LLC is
                             incorporated by reference to Post-Effective Amendment No. 6.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(11)                      Code of Ethics of Allianz Dresdner Asset Management of America L.P. is
                             filed herein.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(12)                      Code of Ethics of AIM Management Group, Inc. is filed herein.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(13)                      Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(14)                      Code of Ethics of Third Avenue Management, LLC is filed herein.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(15)                      Code of Ethics of T. Rowe Price Associates, Inc. is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(16)                      Code of Ethics of Harris Associates L.P. is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(q)                          Powers of Attorney are incorporated by reference to Pre-Effective
                             Amendment No. 1 and Post-Effective Amendments No. 2 and No. 9.

---------------------------- ------------------------------------------------------------------------


Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
         -------------------------------------------------------------

     As of the effective date of this Post-Effective Amendment, the separate accounts of Metropolitan Life Insurance Company, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, First MetLife Investors Insurance Company, New England Financial Life Insurance Company and General American Life Insurance Company control the Registrant by virtue of their ownership of substantially all of the Registrant's outstanding shares. Each such insurance company, other than Metropolitan Life Insurance Company, is a wholly-owned indirect subsidiary of Metropolitan Life Insurance Company.

Item 25.  INDEMNIFICATION

         Reference is made to the following documents:

               Agreement and Declaration of Trust, as filed as Exhibit (a)(1) hereto;

               By-Laws as filed as Exhibit 2 hereto; and


               Form of Participation Agreement between Registrant, Met Investors Advisory LLC. and a participating insurance company as filed as Exhibits (e)(1) and (e)(1)(i) hereto.


     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Registrant, its Trustees and officers, are insured under a policy of insurance maintained by the Registrant within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might me imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

     See "Management of the Trust" in the Prospectus and "Officers and Trustees" in the Statement of Additional Information for information regarding Met Investors Advisory LLC (the "Manager"). For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Manager, reference is made to the Manager's current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference (File No. 801-10079).

     With respect to information regarding the Advisers, reference is hereby made to "Management of the Trust" in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Advisers, reference is made to the current Form ADVs of the Advisers filed under the Investment Advisers Act of 1940, incorporated herein by reference and the file numbers of which are as follows:



Lord, Abbett & Co. LLC                                          Janus Capital Management LLC
         File No. 801-6997                                              File No. 801-13991
J.P. Morgan Investment Management Inc.                          OppenheimerFunds, Inc.
         File No. 801-21011                                             File No. 801-8253
Putnam Investment Management LLC                                Massachusetts Financial Services Company
         File No. 801-07974                                             File No. 801-17352
Pacific Investment Management Company LLC                       Allianz Dresdner Asset Management of America L.P.
         File No. 801-48187                                             File No. 801-31227
AIM Advisors, Inc.                                              Harris Associates L.P.
         File No. 801-12313                                     File No. 801-50333

Third Avenue Management LLC                                     T. Rowe Price Associates, Inc.
         File No. 801-27792                                     File No. 801-856


Item 27.  Principal Underwriter

     (a) MetLife Investors Distribution Company is the principal underwriter for the following management investment companies (other than the Registrant) and separate accounts: MetLife Investors USA Life Insurance Company Separate Account A, MetLife Investors Variable Annuity Account Five, MetLife Investors Variable Annuity Account One, MetLife Investors Variable Life Account One, MetLife Investors Variable Life Account Five, First MetLife Investors Variable Annuity Account One.

     (b) Officers and Directors of MetLife Investors Distribution Company



           Name and Principal              Positions and Offices With Principal    Positions and Offices With Registrant
            Business Address                            Underwriter


Richard C. Pearson                         President, Director                           Vice President, Secretary
Paul Hipworth                              Executive Vice President, Chief

                                           Financial Officer

Elizabeth M. Forget                        Executive Vice President, Investment              President, Trustee
                                           Advisory Services and Marketing
                                           Support, Director
Leslie Sutherland                          Executive Vice President, Broker
                                           Dealer and Bank Channel
Edward C. Wilson                           Executive Vice President, Wirehouse
                                           Channel, Director
Paul A. LaPiana                            Executive Vice President, Wealth
                                           Management Group
Jonnie L. Crawford                         Secretary



Anthony J. Williamson                      Treasurer
Charles M. Deuth                           Vice President, National Accounts,
                                           Director
Deron J. Richens                           Vice President
Debora L. Buffington                       Vice President, Director of Compliance
James R. Fitzpatrick                       Vice President
Paul M. Kos                                Vice President
Paul A. Smith                              Vice President
Cathy Sturdivant                           Vice President
Paulina Vakouros                           Vice President
James Allen                                Assistant Vice President
Robert H. Bruce                            Assistant Vice President

Jeffrey A. Tupper                          Assistant Vice President                 Chief Financial Officer, Treasurer
James W. Koeger                            Assistant Treasurer
A. Frank Beax                             Director
 =============
Michael K. Farrell                         Director
James P. Bossert                           Director


     The principal business address of each officer and director is 22 Corporate Plaza Drive, Newport Beach, California 92660.

         (c)      Inapplicable

Item 28  Location of Accounts and Records

     The Registrant maintains the records required by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at 22 Corporate Plaza Drive, Newport Beach, California 92660 as well as at the offices of its investment advisers and administrator: J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036; Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, New Jersey 07302; Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116; Putnam Investment Management LLC, One Post Office Square, Boston, Massachusetts 02109; Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660; Allianz Dresdner Asset Management of America L.P., 1345 Avenue of the Americas, 50th Floor, New York, New York 10105; OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York 10018; AIM Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046; Harris Associates L.P. , Two North La Salle Street, Suite 500, Chicago, Illinois 60602; Third Avenue Management LLC, 767 Third Avenue, New York, New York 10017; T. Rowe Price Associates Inc., 100 E. Pratt Street, Baltimore, MD 21202; and State Street Bank and Trust Company ("State Street"), One Federal Street, 9th Floor, Boston, Massachusetts 02206. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of State Street, the Registrant's transfer agent, dividend disbursing agent and custodian.



Item 29  Management Services

                  None

Item 30  Undertakings

                  Inapplicable

                                      SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant, MET INVESTORS SERIES TRUST, has duly caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Newport Beach, State of California on the 27th day of August, 2003.


                                      MET INVESTORS SERIES TRUST
                                               Registrant


                                      By: /s/Elizabeth M. Forget
                                          -------------------------------
                                             Elizabeth M. Forget
                                             President



     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.




Signature                                          Title                                  Date




/s/Elizabeth M. Forget                             President (principal executive      August 27, 2003
----------------------                             officer), Trustee
Elizabeth M. Forget


/s/Jeffrey A. Tupper                               Chief Financial Officer and         August 27, 2003
--------------------                               Treasurer                           ==========
Jeffrey A. Tupper                                  (principal financial and
                                                   accounting officer)




/s/Stephen M. Alderman*                            Trustee                             August 27, 2003
-----------------------                                                                 ==========

Stephen M. Alderman


/s/Jack R. Borsting*                               Trustee                             August 27, 2003
--------------------                                                                    ==========

Jack R. Borsting


/s/Theodore A. Myers*                              Trustee                             August 27, 2003
---------------------                                                                   ==========

Theodore A. Myers


/s/Tod H. Parrott*                                 Trustee                             August 27, 2003
------------------                                                                      ==========

 Tod H. Parrott


/s/Dawn M. Vroegop*                                Trustee                             August 27, 2003
-------------------                                                                     ==========

Dawn M. Vroegop


/s/Roger T. Wickers*                               Trustee                             August 27, 2003
--------------------                                                                    ==========

Roger T. Wickers


* By: /s/Robert N. Hickey
      ------------------------------
         Robert N. Hickey
         Attorney-in-fact